PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 351,524	$ 333,531
Less accumulated depreciation and amortization	146,764	135,566
Total premises and equipment	204,760	197,965
Depreciation	14,000	14,400	$ 13,300
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	45,786	47,670
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	176,283	167,013
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	82,701	77,363
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	32,747	31,953
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 14,007	$ 9,532